Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components

NOTE 4—BALANCE SHEET COMPONENTS

The following table presents balance sheet component balances (in thousands):

	March 31, 2016	December 31, 2015
Subscriber acquisition costs
Subscriber acquisition costs	$1,024,207	$958,261
Accumulated amortization	(195,913)	(167,617)

Subscriber acquisition costs, net	$828,294	$790,644

Accrued payroll and commissions
Accrued payroll	$15,510	$18,071
Accrued commissions	10,491	20,176

Total accrued payroll and commissions	$26,001	$38,247

Accrued expenses and other current liabilities
Accrued interest payable	$58,918	$17,153
Loss contingencies	2,154	2,504
Other	15,541	15,916

Total accrued expenses and other current liabilities	$76,613	$35,573

NOTE 8—BALANCE SHEET COMPONENTS

The following table presents balance sheet component balances as of December 31, 2015 and December 31, 2014 (in thousands):

	December 31,
	2015	2014
Subscriber acquisition costs
Subscriber acquisition costs	$958,261	$628,739
Accumulated amortization	(167,617)	(80,666)

Subscriber acquisition costs, net	$790,644	$548,073

Long-term investments and other assets
Notes receivable, net of allowance (See Note 16)	$977	$600
Security deposit receivable	6,363	6,606
Investments (See Note 7)	3,486	3,306
Other	67	21

Total long-term investments and other assets, net	$10,893	$10,533

Accrued payroll and commissions
Accrued payroll	$18,071	$16,432
Accrued commissions	20,176	21,547

Total accrued payroll and commissions	$38,247	$37,979

Accrued expenses and other current liabilities
Accrued interest payable	$17,153	$11,695
Loss contingencies	2,504	9,663
Other	15,916	7,504

Total accrued expenses and other current liabilities	$35,573	$28,862